Other income (expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Income Expenses [Abstract]
Gain on sale of supplies and fixed assets	$ 85	$ 58
Interest income	36	36
Allowance for inventory obsolescence	(1,739)	0
Miscellaneous income (expenses)	330	724
Total Other income (expenses)	$ (1,288)	$ 818